Mobile Financial Services activities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

(in millions of euros)	Orange	o/w telecom	Note	o/w Mobile	Note	o/w eliminations
	consolidated	activities		Financial		telecom
	financial			Services		activities / mobile
	statements					financial services
Non-current financial assets related to Mobile Finance Services activities	656	—		656	17.1.1	—
Non-current financial assets	977	1,004	13.7	—		(27)	(1)
Non-current derivatives assets	1,458	1,342	13.8	116	17.1.3	—
Current financial assets related to Mobile Financial Services activities	2,742	—		2,747	17.1.1	(6)
Current financial assets	4,541	4,541	13.7	—		—
Current derivatives assets	112	112	13.8	—	17.1.3	—
Cash and cash equivalents	6,004	5,846	14.3	158		—

Non-current financial liabilities related to Mobile Finance Services activities	82	—		109	17.1.2	(27)	(1)
Non-current financial liabilities	31,930	31,930	13.3	—		—
Non-current derivatives liabilities	397	335	13.8	62	17.1.3	—
Current financial liabilities related to Mobile Financial Services activities	3,034	—		3,034	17.1.2	—
Current financial liabilities	4,702	4,708	13.3	—		(6)
Current derivatives liabilities	51	51	13.8	—	17.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

Schedule of financial assets related to banking activities

(in millions of euros)	December 31, 2022			December 31, 2021	December 31, 2020
	Non-current	Current	Total	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	3	—	3	3	2
Investments securities	3	—	3	3	2
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss	294	3	296	441	540
Debt securities	294	3	296	441	540
Financial assets at fair value through profit or loss	50	—	50	73	94
Investments at fair value	—	—	—	—	—
Cash collateral paid	42	—	42	59	74
Other	8	—	8	14	20
Financial assets at amortized cost	309	2,712	3,021	2,752	2,651
Fixed-income securities	309	1	310	387	579
Loans and receivables to customers	—	2,517	2,517	2,297	2,000
Loans and receivables to credit institutions	—	191	191	66	70
Other	—	2	2	1	2
Total financial assets related to Orange Bank activities	656	2,714	3,370	3,268	3,288

Schedule of debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss

(in millions of euros)	2022	2021	2020
Debt securities measured at fair value through other comprehensive income that will be reclassified to profit or loss - in the opening balance	441	540	656
Acquisitions	405	732	386
Repayments and disposals	(538)	(839)	(500)
Changes in fair value	(12)	—	1
Other items	—	7	(3)
Debt securities measured at fair value through other comprehensive income that will be reclassified to profit or loss - in the closing balance	296	441	540

(in millions of euros)	2022	2021	2020
Profit (loss) recognized in other comprehensive income during the period	(2)	1	1
Reclassification adjustment in net income during the period	—	—	—
Other comprehensive income related to Orange Bank	(2)	1	1

Schedule of assets available for sale

(in millions of euros)	2022	2021	2020
Profit (loss) recognized in other comprehensive income during the period	(2)	1	1
Reclassification adjustment in net income during the period	—	—	—
Other comprehensive income related to Orange Bank	(2)	1	1

Schedule of loans and advances

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Overdrafts (1)	900	828	802
Housing loans	956	914	869
Investment loans	72	86	129
Installment receivables (2)	519	422	183
Current accounts	28	5	10
Other	42	42	7
Total loans and receivables to customers	2,517	2,297	2,000
Overnight deposits and loans	83	2	—
Loans and receivables	44	45	52
Other	64	19	18
Total loans and receivables to credit institutions	191	66	70

(1)	Since October 2020, Orange Bank has been engaged in a self-subscribed securitization program of a portfolio of French personal loans for approximately 600 million euros.
(2)	Purchase of Orange Spain receivables.

Schedule of financial liabilities relating to banking activities

(in millions of euros)	December 31, 2022	December 31, 2021	December 31,2020
Payables to customers	1,787	1,796	1,883
Debts with financial institutions(1)	837	1,009	885
Deposit certificate	325	356	358
Cash collateral deposit	82	—	—
Other(2)	112	27	30
Total Financial liabilities related to Orange Bank activities(3)	3,143	3,188	3,155

(1)	Including 661 million euros related to TLTRO refinancing.
(2)	Including 85 million euro of rate hedging credit portfolios reassessment.
(3)	Including 110 million euros of non-current liabilities in 2022, 27 million euros of non-current financial liabilities in 2021 and 28 million euros in 2020.

Schedule of debts related to banking activities

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Current accounts	680	764	949
Passbooks and special savings accounts(1)	1,010	995	908
Other	97	37	26
Total payables to customers	1,787	1,796	1,883
Term borrowings and advances	700	667	615
Securities delivered under repurchase agreements	137	331	270
Other	—	11	—
Total debts with credit institutions	837	1,009	885
(1)At the end of December 2022, 42 million euros had been centralized at Caisse des Dépôts.

Schedule of remaining term to maturity of financial assets and liabilities

(in millions of euros)	Note	December 31,	2023	2024 to	2028
		2022		2027	and beyond
Investments securities	17.1.1	3	—	3	—
Debt securities	17.1.1	296	272	19	5
Investments at fair value	17.1.1	—	—	—	—
Fixed-income securities	17.1.1	310	86	89	136
Loans and receivables to customers	17.1.1	2,517	524	689	1,304
Loans and receivables to credit institutions	17.1.1	191	191	—	—
Other financial assets and derivatives		168	59	18	91
Total financial assets		3,485	1,132	818	1,536
Payable to customers	17.1.2	1,787	1,787	—	—
Debts with financial institutions	17.1.2	837	776	60	—
Deposit certificate	17.1.2	325	119	206	—
Other financial liabilities and derivatives		256	224	—	32
Total financial liabilities		3,205	2,906	266	32

Mobile Finance Services
Disclosure of detailed information about financial instruments [line items]
Schedule of commitments relating to operating activities

Commitments given

(in millions of euros)	December 31, 2022	December 31, 2021	December 31, 2020
Financing commitments (1)	53	88	87
Guarantee commitments	5	6	8
On behalf of financial institutions	3	4	4
On behalf of customers	2	2	3
Property lease commitments	—	—	—
Total	59	94	94

(1)	Corresponds to credit commitments granted to customers, credits granted but not yet released and unused portion of financing granted.

Commitments received

(in millions of euros)	December 31, 2022	December 31, 2021	December 31, 2020
Received from financial institutions (1)	932	871	770
Received from customers	76	88	102
Total	1,008	959	872
(1)	Corresponds to guarantees received from Crédit Logement to counter-guarantee the real estate loans distributed.

Schedule of assets covered by commitments

(in millions of euros)	December 31, 2022	December 31, 2021	December 31, 2020
Assets pledged as security to lending financial institutions as guarantees for bank loans(1)	726	848	1,160
Total	726	848	1,160